EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
Summary of Basic and Diluted Earnings Per Share
A reconciliation of basic and diluted earnings per share is as follows (in millions, except per share amounts):

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Net income attributable to CNH Industrial	$548	$690	$881	$1,098
Net income (loss) attributable to CNH Industrial from continuing operations	$548	$513	$881	$873
Net income (loss) attributable to CNH Industrial from discontinued operations	$—	$177	$—	$225
Basic earnings (loss) per share attributable to common shareholders:
Weighted average common shares outstanding—basic (in millions)	1,355	1,354	1,355	1,354
Continuing operations	$0.40	$0.38	$0.65	$0.64
Discontinued operations	$—	$0.13	$—	$0.17
Basic earnings per share attributable to CNH Industrial N.V.	$0.40	$0.51	$0.65	$0.81
Diluted earnings (loss) per share attributable to common shareholders
Weighted average common shares outstanding—basic (in millions)	1,355	1,354	1,355	1,354
Stock compensation plans (1) (in millions)	5	7	5	6
Weighted average common shares outstanding—diluted (in millions)	1,360	1,361	1,360	1,360
Continuing operations	$0.40	$0.38	$0.65	$0.64
Discontinued operations	$—	$0.13	$—	$0.17
Diluted earnings per share attributable to CNH Industrial N.V.	$0.40	$0.51	$0.65	$0.81
(1) For the three and six months ended June 30, 2022, 886 thousand and 861 thousand shares were excluded from the computation of diluted earnings per share due to an anti-dilutive impact. For the three and six months ended June 30, 2021, 437 thousand and 232 thousand shares were excluded from the computation of diluted earnings per share due to an anti-dilutive impact.